EARNINGS (LOSS) PER SHARE (Schedule of Basic and Diluted Earnings (Loss) per Share) (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Numerator:
Net income (loss) attributable to Class A and Class B ordinary shareholders	$ 28,709,010	$ 24,114,817	$ (30,313,029)
Net income (loss) for basic and diluted earnings (loss) per share	$ 28,709,010	$ 20,869,715	$ (30,313,029)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	53,767,810	41,223,389	10,930,412
Dilutive effect of outstanding share options	4,983,046	6,546,743
Denominator for diluted earnings (loss) per share	58,750,856	47,770,132	10,930,412
Basic earnings (loss) per Class A and Class B ordinary share	$ 0.53	$ 0.51	$ (2.77)
Diluted earnings (loss) per Class A and Class B ordinary share	$ 0.49	$ 0.44	$ (2.77)
Series A [Member]
Numerator:
Earnings allocated to participating convertible redeemable preferred shares		$ (918,266)
Series B [Member]
Numerator:
Earnings allocated to participating convertible redeemable preferred shares		(934,046)
Series C [Member]
Numerator:
Earnings allocated to participating convertible redeemable preferred shares		$ (1,392,790)